S000000002 [Member] Performance Management - SA Franklin Mid Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Portfolio has not commenced operations as of the date of this Prospectus. The returns presented for the Portfolio reflect the performance of the Survivor fund (as defined below). It is anticipated that on or about December 4, 2026, the Portfolio will acquire all of the assets and liabilities of the Guardian Small-Mid Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Mid Cap Relative Value VIP Fund, and Guardian Mid Cap Traditional Growth VIP Fund, each a series of Guardian Variable Products Trust (each, a “Predecessor fund” and collectively, the “Predecessor funds”), through a reorganization (the “Reorganization”). As a result of the Reorganization, the Portfolio will adopt the performance and financial history of the Guardian Select Mid Cap Core VIP Fund (the “Survivor fund”). The Portfolio has a different investment goal, strategies, portfolio management team, and contractual fees and expenses than the Survivor fund. The performance figures have not been adjusted to reflect the Portfolio’s expenses. If the Survivor fund’s performance information had been adjusted to reflect the Portfolio’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Survivor fund for that period. The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Survivor fund’s performance from calendar year to calendar year, and the table compares the Survivor fund’s average annual returns to those of the Russell 3000 Index (a broad-based securities market index) and the Russell Midcap® Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Survivor fund’s performance from calendar year to calendar year, and the table compares the Survivor fund’s average annual returns to those of the Russell 3000 Index (a broad-based securities market index) and the Russell Midcap® Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies.
Performance One Year or Less [Text]	The Portfolio has not commenced operations as of the date of this Prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart Closing [Text Block]	During the period shown in the bar chart:

Highest Quarterly Return:	December 31, 2023	12.28%
Lowest Quarterly Return:	June 30, 2022	-15.86%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Survivor fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022